ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 1,527	$ 588	$ 588	$ 204
Liabilities incurred	0		889	334
Accretion expenses	63	$ 50	50	50
Ending balance	$ 1,590		$ 1,527	$ 588